COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Transportation commitments
Other Commitments
Total	$ 313,197
2019	34,829
2020	31,651
2021	29,271
2022	28,981
2023	28,719
Thereafter	159,746
Processing commitments
Other Commitments
Total	12,663
2019	3,174
2020	1,519
2021	1,519
2022	1,519
2023	1,519
Thereafter	$ 3,413